EQUITY INCENTIVE PLAN	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Q S I Operations Inc
EQUITY INCENTIVE PLAN

8. EQUITY INCENTIVE PLAN

The Company’s 2013 Employee, Director and Consultant Equity Incentive Plan, as amended on November 26, 2020 (the “Plan”), was originally adopted by its Board of Directors and stockholders in September 2013. A summary of the Company’s stock option and restricted stock activity under the Plan is presented in the tables below.

Stock option activity

During the three months ended March 31, 2021, the Company granted 1,120,000 option awards subject to certain service and performance conditions. The service condition requires the participant’s continued employment with the Company through the applicable vesting date, and the performance condition requires the consummation of a contemplated business combination defined in the option award agreement. For options with performance conditions, stock-based compensation expense is only recognized if the performance conditions become probable to be satisfied. As the performance condition is a business combination, the performance condition will only become probable once consummated. Accordingly, as the business combination did not occur during the three months ended March 31, 2021, the Company has not recorded stock-based compensation expense related to these option awards.

A summary of the stock option activity under the Plan is presented in the table below:

		Weighted	Weighted Average
	Number of	Average Exercise	Remaining	Aggregate
	Options	Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2020	9,240,930	$1.89	6.77	$4,094
Granted	1,286,250	6.80
Exercised	(728,824)	1.37
Forfeited	—	—
Outstanding at March 31, 2021	9,798,356	$2.57	7.16	$41,406
Options exercisable at March 31, 2021	6,496,490	$1.82	6.25	$32,326
Vested and expected to vest at March 31, 2021	9,516,206	$2.53	7.11	$40,630

Restricted stock activity

During the three months ended March 31, 2021, the Company granted 5,041,752 restricted stock awards, including 2,136,000 and 213,600 restricted stock awards to the Company’s Chief Executive Officer and General Counsel, respectively, subject to certain service and performance conditions, and 569,000 restricted stock awards to the Company’s Chief Executive Officer subject to certain service, market, and performance conditions. The service condition for both award types requires the participant’s continued employment with the Company through the applicable vesting date, and the performance condition requires the consummation of a contemplated business combination or financing transaction defined in the award agreement. The market condition requires that the Company’s common stock subsequent to the business combination trades above a specified level for a defined period of time, or that a subsequent financing transaction meets defined pricing thresholds. For restricted stock with performance conditions, stock-based compensation expense is only recognized if the performance conditions become probable to be satisfied. As the performance condition is a business combination or financing transaction, the performance condition will only become probable once consummated. Accordingly, as the business combination or financing transaction did not occur during the three months ended March 31, 2021, the Company has not recorded stock-based compensation expense related to these restricted stock awards.

A summary of the restricted stock activity under the Plan is presented in the table below:

	Number of	Weighted Average
	Shares of	Grant-Date Fair
	Restricted Stock	Value
Outstanding non-vested restricted stock at December 31, 2020	—
Granted	5,610,752	$6.53
Repurchased	—	—
Restrictions lapsed	—	—
Outstanding non-vested restricted stock at March 31, 2021	5,610,752	$6.53

The Company’s stock-based compensation expense is allocated to the following operating expense categories on the condensed statements of operations and comprehensive loss for the three months ended March 31, 2021 and 2020 as follows:

	Three months ended March 31,
	2021	2020
Research and development	$340	$534
General and administrative	40	49
Sales and marketing	77	59
Total Stock-based compensation expense	$457	$642

9.     EQUITY INCENTIVE PLAN

The Company’s 2013 Employee, Director and Consultant Equity Incentive Plan as amended on November 26, 2020 (the “Plan”), was originally adopted by its Board and stockholders in September 2013. As of January 1, 2019, a total of 16,700,000 shares of Common Stock were reserved for issuance under the Plan; however, in August 2019, upon approval of the stockholders, the amount reserved was increased to 19,000,000, and in November 2020, upon approval of the stockholders, the amount reserved was increased to 22,000,000. The Plan is administered by the Board. The Board may grant restricted stock and options to purchase shares either as incentive stock options or non-qualified stock options. The restricted stock and option grants are subject to certain terms and conditions, option periods and conditions, exercise rights and privileges and are fully discussed in the Plan document. At December 31, 2020,  5,990,137 common shares remain available for issuance under the Plan. No restricted stock was issued during the years ended December 31, 2020 and 2019 and substantially all previously granted restricted stock had been fully vested or cancelled prior to January 1, 2019. An immaterial amount of compensation expense related to restricted stock was recognized during the year ended December 31, 2019 and no compensation expense related to restricted stock was recognized during the year ended December 31, 2020.

Stock option activity

Each stock option grant carries varying vesting schedules whereby the options become exercisable at the participant’s sole discretion provided they are an employee, director or consultant of the Company on the applicable vesting date. Each option shall terminate not more than ten years from the date of the grant.

A summary of the stock option activity under the Plan is presented in the table below:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Contractual Term	Value
Outstanding at January 1,2019	77,81,967	$1.61	7.88	$7,851
Granted	31,96,721	2.41
Exercised	(2,70,997)	0.43
Forfeited	(8,13,934)	1.92
Outstanding at December 31, 2019	98,93,757	$1.88	7.72	5,280
Granted	7,90,433	2.31
Exercised	(1,44,055)	0.44
Forfeited	(12,99,205)	2.19
Outstanding at December 31, 2020	92,40,930	$1.89	6.77	4,094
Options exercisable at December 31, 2019	58,10,260	$1.59	6.76	4,788
Options exercisable at December 31, 2020	69,54,472	$1.76	6.20	3,945
Vested and expected to vest at December 31, 2019	96,57,854	$1.87	7.75	5,251
Vested and expected to vest at December 31, 2020	90,45,548	$1.88	6.73	4,082

The Company received cash proceeds from the exercise of stock options of $63 and $116 during the years ended December 31, 2020 and 2019, respectively. The total intrinsic value (the amount by which the stock price exceeds the exercise price of the option on the date of exercise) of the stock options exercised during the years ended December 31, 2020 and 2019, was $323 and $554 respectively. The weighted- average grant date fair value of options granted during the year ended December 31, 2020 and 2019, was $1.43 and $1.57, respectively.

During the years ended December 31, 2020 and 2019, the Company granted 75,000 and 600,000 option awards subject to certain performance conditions, respectively. The performance conditions required the Company to announce at the Advances in Genome Biology and Technology conference (“AGBT”) and commence commercial sales during the year ended December 31, 2020. For options with performance conditions, stock-based compensation expense is only recognized if the performance conditions become probable to be satisfied. Upon becoming probable, the Company recognizes compensation expense equal to the grant date fair value of the option awards over the associated service period. If there are changes in the number of option awards that are expected to vest due to changes in the probability of certain performance conditions being satisfied, an adjustment to stock-based compensation expense will be recognized as a change in accounting estimate in the period that such probability changes. The Company accrued $295 of stock compensation expense during the year ended December 31, 2019 as it believed it was probable the performance conditions would be met. This stock compensation expense was then subsequently reversed during the year ended December 31, 2020 as the performance conditions were determined to be improbable to be met. All of the performance-based awards granted during the years ended December 31, 2020 and 2019 were cancelled on December 31, 2020.

In addition to the awards discussed in the aforementioned paragraph, during the year ended December 31, 2019 the Company granted approximately 257,000 option awards subject to a single performance-based condition, the completion of a financing event as defined in the option award agreement. The achievement of the performance condition is not deemed satisfied for the years ended December 31, 2020 and 2019, as the completion of a financing event is not deemed probable until consummated. Thus, the Company has not recorded stock-based compensation expense with regards to these option awards.

In accordance with ASC Topic 718, the Company estimates and records the compensation cost associated with the grants described above with an offsetting entry to paid-in capital. The Company utilized the Black- Scholes option pricing model for determining the estimated fair value for service or performance-based stock- based awards. The Black-Scholes option pricing model requires the use of subjective assumptions which determine the fair value of stock-based awards. The assumptions used to value option grants to employees and nonemployees for the year ended December 31, 2020 and employees for the year ended December 31, 2019 were as follows:

	2020	2019
Risk free interest rate	0.3% – 0.6%	1.4% – 1.9%
Expected dividend yield	0%	0%
Expected term	5.0 years – 6.0 years	5.0 years – 6.2 years
Expected volatility	70%	70%

The assumptions used to value option grants to nonemployees for the year ended December 31, 2019 were as follows:

2019
Risk free interest rate	1.4% – 1.9%
Expected dividend yield	0%
Expected term	4.0 years – 10.0 years
Expected volatility	70%

Risk free interest rate

The risk free interest rate for periods within the expected term of the awards is based on the U.S. Treasury yield curve in effect at the time of the grant.

Expected dividend yield

The Company has never declared or paid any cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Expected term

For employee awards, the Company calculates the expected term using the “simplified” method, which is the simple average of the vesting period and the contractual term. The simplified method is applied as the Company does not have sufficient historical data to provide a reasonable basis for an estimate of the expected term. The Company calculates expected term for employee awards that take into account the effects of employee’s expected exercise and post-vesting employment termination behavior.

For nonemployee awards the contractual term is used.

Expected volatility

As the Company has been privately held since inception, there is no specific historical or implied volatility information available.

Accordingly, the Company estimates the expected volatility on the historical stock volatility of a group of similar companies that are publicly traded over a period equivalent to the expected term of the stock- based awards. Point estimates of expected annual equity volatility of 70% for December 31, 2020 and 2019 were selected in the guideline companies’ historical range.

Exercise price

The exercise price is taken directly from the grant notice issued to employees and nonemployees.

The Company’s stock-based compensation expense for employee and nonemployee awards for the periods presented was as follows:

	2020	2019
Employee awards	$1,376	$2,021
Nonemployee awards	548	694
Total stock-based compensation expense	$1,924	$2,715

The stock options granted to employees and nonemployees for the periods presented was as follows:

	2020	2019
Stock options granted to employees	697,433	2,730,000
Stock options granted to nonemployees	93,000	466,721
Total stock options granted	790,433	3,196,721

The Company’s stock-based compensation expense is allocated to the following operating expense categories on the statements of operations for the years ended December 31, 2020 and 2019 as follows:

	2020	2019
Research and development	$1,290	$2,163
General and administrative	324	354
Sales and marketing	310	198
Total stock-based compensation expense	$1,924	$2,715

No related tax benefits of the stock-based compensation expense have been recognized and no related tax benefits have been realized from the exercise of stock options due to the Company’s net operating loss carryforwards.

Total unrecognized stock-based compensation expense as of December 31, 2020, was $2,912, which will be recognized over the remaining weighted average vesting period of 2.2 years.